                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 028-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    2/7/02
         _______________________ _____________________ _________
              [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $56,974
                                            [thousands]


List of Other Included Managers:  None







































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
                                                   FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------    --------     --------          --------     --------      --------        --------

                         TITLE                    VALUE      SHRS OR  SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    PRN AMT  PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    -------  --------   ----------    -----     ----------------------
AOL Time Warner          COM        00184A105        3350     104350  SH         Sole                                      104350
American Express         COM        025816109        4153     116375  SH         Sole                                      116375
American International
  Group                  COM        026874107        3237      40769  SH         Sole                                       40769
Anadarko Petroleum       COM        032511107        1822      32050  SH         Sole                                       32050
Apache                   COM        037411105         458       9177  SH         Sole                                        9177
Applied Materials        COM        038222105         489      12200  SH         Sole                                       12200
Bank One                 COM        06423A103         259       6625  SH         Sole                                        6625
Bank of New York         COM        064057102        2595      63600  SH         Sole                                       63600
Bristol-Myers Squibb     COM        110122108        2574      50475  SH         Sole                                       50475
Cisco Systems            COM        17275R102         430      23750  SH         Sole                                       23750
Devon Energy             COM        25179M103        2845      73600  SH         Sole                                       73600
Duke Energy              COM        264399106        2255      57450  SH         Sole                                       57450
El Paso Energy           COM        283695872        3261      73100  SH         Sole                                       73100
Exxon Mobil              COM        30231G102        1379      35100  SH         Sole                                       35100
GAP                      COM        364760108         641      46000  SH         Sole                                       46000
General Electric         COM        369604103         655      16350  SH         Sole                                       16350
Gillette                 COM        375766102        1011      30275  SH         Sole                                       30275
Home Depot               COM        437076102         622      12200  SH         Sole                                       12200
Intel                    COM        458140100         676      21500  SH         Sole                                       21500
JP Morgan Chase & Co     COM        616880100         395      10875  SH         Sole                                       10875
Johnson & Johnson        COM        478160104        3195      54055  SH         Sole                                       54055
Lattice Semiconductor    COM        518415104         311      15140  SH         Sole                                       15140
Merck                    COM        589331107        2314      39350  SH         Sole                                       39350
Ocean Energy             COM        6.75E+110        3101     161500  SH         Sole                                      161500
Pfizer                   COM        717081103        2496      62625  SH         Sole                                       62625
Radio Shack              COM        750438103         608      20200  SH         Sole                                       20200
Schlumberger ($)         COM        806857108        2361      42975  SH         Sole                                       42975
Sun Microsystems         COM        866810104        2699     218725  SH         Sole                                      218725
Texas Instruments        COM        882508104         578      20650  SH         Sole                                       20650
Viacom Class B           COM        925524308        4035      91387  SH         Sole                                       91387
Walt Disney              COM        254687106        2169     104675  SH         Sole                                      104675









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